Invested assets and net new money (Detail 1) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS	$ 674	$ 639
Discretionary assets	2,663	2,213
Other invested assets	3,668	3,235
Total invested assets	7,005	6,087	$ 5,714
of which: double counts	598	503
Net new money	$ 36	$ 52